Quarterly Holdings Report
for
Fidelity® Telecom and Utilities Fund
April 30, 2026
UIF-NPRT1-0626
1.800364.122
Common Stocks - 97.2%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	14,000	1,722,560
GERMANY - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Siemens Energy AG	54,300	11,508,218
UNITED STATES - 96.3%
Communication Services - 21.1%
Diversified Telecommunication Services - 15.1%
AT&T Inc	3,396,300	88,745,319
Globalstar Inc (a)	134,800	11,094,040
Lumen Technologies Inc (a)	403,200	3,564,288
Verizon Communications Inc	2,605,400	125,137,362
		228,541,009
Entertainment - 0.7%
Netflix Inc (a)	108,500	10,156,685
Media - 1.3%
EchoStar Corp Class A (a)(b)	159,700	19,665,458
Wireless Telecommunication Services - 4.0%
T-Mobile US Inc	310,669	60,735,790
TOTAL COMMUNICATION SERVICES		319,098,942
Industrials - 5.5%
Commercial Services & Supplies - 0.8%
GFL Environmental Inc Subordinate Voting Shares (United States)	49,600	1,989,456
Waste Connections Inc (United States)	61,900	10,196,168
		12,185,624
Construction & Engineering - 2.3%
Centuri Holdings Inc (a)	138,200	5,196,320
MasTec Inc (a)	39,800	15,683,190
Quanta Services Inc	18,800	13,682,076
		34,561,586
Electrical Equipment - 2.1%
Bloom Energy Corp Class A (a)	18,900	5,355,504
GE Vernova Inc	9,600	10,401,216
Nextpower Inc Class A (a)	125,435	14,943,072
NuScale Power Corp Class A (a)(b)	35,100	437,346
		31,137,138
Machinery - 0.3%
Caterpillar Inc	6,100	5,429,671
TOTAL INDUSTRIALS		83,314,019
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Monolithic Power Systems Inc	6,900	11,139,429
Utilities - 69.0%
Electric Utilities - 49.1%
Alliant Energy Corp	407,200	29,900,696
American Electric Power Co Inc	536,200	73,518,382
Constellation Energy Corp	288,056	90,161,528
Duke Energy Corp	219,300	28,410,315
Entergy Corp	589,270	69,480,826
Evergy Inc	456,300	37,799,892
Exelon Corp	238,778	10,981,400
IDACORP Inc	58,400	8,628,016
NextEra Energy Inc	1,711,793	167,550,299
NRG Energy Inc	528,800	82,270,704
Oklo Inc Class A (a)(b)	13,800	1,000,500
PG&E Corp	2,476,374	41,157,336
PPL Corp	1,109,107	41,524,966
Xcel Energy Inc	712,759	59,123,359
		741,508,219
Independent Power and Renewable Electricity Producers - 4.8%
Talen Energy Corp (a)	40,200	14,971,283
Vistra Corp	367,721	58,041,083
		73,012,366
Multi-Utilities - 15.1%
Ameren Corp	448,747	51,000,097
CenterPoint Energy Inc	1,185,283	51,737,603
Dominion Energy Inc	276,720	17,848,439
NiSource Inc	894,620	43,192,254
Sempra	682,131	64,884,301
		228,662,694
TOTAL UTILITIES		1,043,183,279
TOTAL UNITED STATES		1,456,735,669
TOTAL COMMON STOCKS (Cost $987,699,438)		1,469,966,447

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	18,856,436	18,860,207
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	20,687,070	20,689,139
TOTAL MONEY MARKET FUNDS (Cost $39,549,346)			39,549,346

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,027,248,784)	1,509,515,793
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,217,829
NET ASSETS - 100.0%	1,512,733,622

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $92,534.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,345,685	60,496,975	66,982,453	209,214	-	-	18,860,207	18,856,436	0.0%
Fidelity Securities Lending Cash Central Fund	46,391,714	48,035,970	73,738,545	6,411	-	-	20,689,139	20,687,070	0.1%
Total	71,737,399	108,532,945	140,720,998	215,625	-	-	39,549,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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